Cost of Sales, Selling Expenses and Administrative Expenses (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost of Sales, Selling Expenses and Administrative Expenses
Cost of sales	$ 16,775,214	$ 16,035,227	$ 14,147,169
Selling expenses	1,473,940	1,695,616	1,694,966
Administrative expenses	3,392,496	3,809,379	4,436,746
Total depreciation, amortization and other amortization	21,641,650	21,540,222	20,278,881
Expenses relating to variable lease payment not included in the measurement of the lease liability		103,340
Expenses relating to short-term leases and leases of low-value assets		234,673
Total		338,013
Employee benefits
Short-term employee benefits	17,921,266	16,821,651	16,000,255
Other short-term employee benefits	1,396,804	1,210,671	949,294
Share-based compensation	984,356	1,129,644	1,327,549
Post-employment benefits	292,026	259,064	171,156
Employee benefits	$ 20,594,452	$ 19,421,030	$ 18,448,254